Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
U.S. Global GO GOLD and Precious Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Class Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Trading Symbol	GOAU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$98	0.60%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the GOAU ETF delivered strong results, driven by gold and precious-metals producers benefiting from higher realized prices and expanding operating margins. Performance within the portfolio was led by producer selection, as dispersion across miners was driven by differences in cost inflation management, guidance credibility, and operational execution. In Q4, results continued to be shaped by producer fundamentals, with the market rewarding companies that paired strong metal-price leverage with disciplined capital allocation and balance-sheet strength. Overall, GOAU’s outcomes reflected a focus on operators with direct torque to the metals cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF NAV	126.97	18.15	17.95
S&P 500 TR	17.88	14.42	14.89
U.S. Global Go Gold and Precious Metal Miners Index	130.69	19.57	19.47
NYSE ARCA Gold Miners NTR Index	158.28	21.22	18.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
Net Assets	$ 183,545,180
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 802,696
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$183,545,180
Number of Holdings	29
Net Advisory Fee	$802,696
Portfolio Turnover	181%
30-Day SEC Yield	0.06%
30-Day SEC Yield Unsubsidized	0.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Basic Materials	99.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.0%
Royal Gold, Inc.	10.1%
Wheaton Precious Metals Corp.	10.0%
Franco-Nevada Corp.	9.5%
Santacruz Silver Mining Ltd.	4.1%
Centerra Gold, Inc.	4.0%
OR Royalties, Inc.	3.8%
Triple Flag Precious Metals Corp.	3.8%
Metalla Royalty & Streaming Ltd.	3.7%
Andean Precious Metals Corp.	3.2%

Top Ten Countries	(% of Net Assets)
Canada	59.9%
United States	21.1%
Australia	15.3%
South Africa	11.1%
Colombia	1.9%
United Kingdom	1.5%
Cash & Other	-10.8%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
US Global JETS ETF
Shareholder Report [Line Items]
Fund Name	US Global JETS ETF
Class Name	US Global JETS ETF
Trading Symbol	JETS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-jets-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global JETS ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the JETS ETF reflected a broad recovery across the global airline industry, as passenger demand and pricing continued to normalize following the post-pandemic period. Performance was uneven across the portfolio, with stronger results among carriers demonstrating capacity discipline, exposure to premium and international travel, and improving balance-sheet flexibility, while others remained constrained by cost pressures and fleet availability. Industry fundamentals stabilized through the year, supported by resilient travel demand despite higher fuel, labor, and maintenance costs. Entering 2026, expectations were shaped by a more normalized operating environment, with upside increasingly dependent on execution, cost control, and incremental margin improvement rather than pure recovery-driven growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
U.S. Global JETS ETF NAV	11.58	4.97	1.78
S&P 500 TR	17.88	14.42	14.82
U.S. Global JETS Index	12.17	5.40	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
Net Assets	$ 797,605,168
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 5,077,753
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,605,168
Number of Holdings	51
Net Advisory Fee	$5,077,753
Portfolio Turnover	38%
30-Day SEC Yield	0.25%
30-Day SEC Yield Unsubsidized	0.25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Consumer, Cyclical	78.0%
Industrial	13.7%
Communications	7.9%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United Airlines Holdings, Inc.	11.1%
Southwest Airlines Co.	10.9%
American Airlines Group, Inc.	10.7%
Delta Air Lines, Inc.	10.6%
Allegiant Travel Co.	3.0%
Air Canada	3.0%
Sun Country Airlines Holdings, Inc.	2.9%
Alaska Air Group, Inc.	2.9%
SkyWest, Inc.	2.8%
JetBlue Airways Corp.	2.7%

Top Ten Countries	(% of Net Assets)
United States	78.8%
Canada	5.1%
Spain	2.0%
China	1.7%
United Kingdom	1.6%
France	1.6%
Singapore	1.5%
Mexico	1.5%
Turkey	1.5%
Cash & Other	4.7%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-jets-etf/.
US Global Sea to Sky Cargo ETF
Shareholder Report [Line Items]
Fund Name	US Global Sea to Sky Cargo ETF
Class Name	US Global Sea to Sky Cargo ETF
Trading Symbol	SEA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Sea to Sky Cargo ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the SEA ETF’s shipping, logistics, and air freight holdings operated against a macro backdrop of elevated trade-policy uncertainty and tariff-driven volatility, which encouraged shippers to front load inventory and re-route supply chains, leading to uneven—but often resilient—freight demand. This environment tended to favor time-definite delivery networks and higher-value logistics, as customers prioritized speed and reliability when trade rules and lanes were in flux. Air cargo was a relative bright spot: the International Air Transport Association (IATA) reported global air cargo demand up 5.5% year-over-year in November 2025, with capacity up 4.7%, supported by year-end shipping needs and trade-flow reconfiguration across regions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/19/2022)
U.S. Global Sea to Sky Cargo ETF NAV	17.37	4.10
S&P 500 TR	17.88	12.67
U.S. Global Sea to Sky Cargo Index	20.12	6.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
Net Assets	$ 10,697,167
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,697,167
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	124%
30-Day SEC Yield	6.72%
30-Day SEC Yield Unsubsidized	5.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrial	94.9%
Consumer, Non-cyclical	2.9%
Energy	1.7%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
AP Moller - Maersk AS	5.2%
Evergreen Marine Corporation Taiwan Ltd.	5.2%
TS Lines Ltd.	5.0%
SITC International Holdings Company Ltd.	4.9%
COSCO SHIPPING Holdings Company Ltd.	4.8%
Orient Overseas International Ltd.	4.6%
Kuehne + Nagel International AG	4.2%
Matson, Inc.	4.1%
Nippon Yusen KK	4.1%
COSCO SHIPPING Energy Transportation Company Ltd.	4.1%

Top Ten Countries	(% of Net Assets)
China	20.0%
United States	17.1%
Hong Kong	14.5%
Japan	10.2%
Denmark	5.2%
Taiwan	5.2%
Switzerland	4.2%
Norway	4.0%
South Korea	4.0%
Cash & Other	15.6%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
U.S. Global Technology and Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global Technology and Aerospace & Defense ETF
Class Name	U.S. Global Technology and Aerospace & Defense ETF
Trading Symbol	WAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/war/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Technology and Aerospace & Defense ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the WAR ETF’s performance was driven primarily by defense-linked technology exposure, as rising global security spending increasingly translated into demand for advanced software, AI, semiconductors, cyber security, and space-based systems rather than purely kinetic platforms. Portfolio holdings benefited from structurally growing budgets for digital defense, networked warfare, intelligence, surveillance, and resilient communications, where spending cycles tend to be longer and less discretionary. Throughout the year, investor returns were shaped by differentiation between technology providers with scalable platforms and strong government and enterprise adoption versus those more exposed to development risk and customer concentration. Overall, WAR reflected a shift in modern defense spending toward technology-centric enablers of military and national-security capability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/27/2024)
U.S. Global Technology and Aerospace & Defense ETF NAV	31.86	29.73
S&P 500 TR	17.88	15.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
Net Assets	$ 10,402,767
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 38,332
Investment Company Portfolio Turnover	394.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,402,767
Number of Holdings	30
Net Advisory Fee	$38,332
Portfolio Turnover	394%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Technology	63.4%
Industrial	32.4%
Communications	1.1%
Consumer, Non-cyclical	1.0%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	7.6%
Telos Corp.	6.9%
Astronics Corp.	6.8%
Rubrik, Inc.	6.8%
QUALCOMM, Inc.	6.7%
Innovative Solutions and Support, Inc.	5.7%
Infineon Technologies AG	4.2%
RTX Corp.	4.0%
Fortinet, Inc.	3.9%
Moog, Inc.	3.9%

Top Ten Countries	(% of Net Assets)
United States	91.5%
Germany	7.2%
United Kingdom	3.9%
China	1.0%
Cash & Other	-3.6%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/war/.